Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

In October 2025, the Company’s board of directors approved a share repurchase program (the “2025 Share Repurchase Program”), authorizing the Company to repurchase up to US$2 million of its ordinary shares (including in the form of ADSs) over a period until October 21, 2026. Repurchases may be made from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades, or through other legally permissible means, subject to market conditions and applicable rules and regulations, including Rule 10b-18 and Rule 10b-5 of the Exchange Act, as well as the Company’s insider trading policy. As of December 31, 2025, no shares had been repurchased under this program (or if any, state the amount).

The Company may be involved in certain legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.